Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates (Tables)	12 Months Ended
Feb. 28, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, plant and equipment, net
Property, plant and equipment are stated at cost, less accumulated amortization. No amortization is provided for construction in progress until the assets are ready for use. Amortization is provided using the following rates and methods:

Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 1 and 5 years
Furniture and fixtures	Declining balance at 20% per annum
Property, plant and equipment, net
Property, plant and equipment are stated at cost, less accumulated amortization. No amortization is provided for construction in progress until the assets are ready for use. Amortization is provided using the following rates and methods:

Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 1 and 5 years
Furniture and fixtures	Declining balance at 20% per annum

Intangible Assets
Intangible assets with definite lives are stated at cost, less accumulated amortization. Amortization is provided on a straight-line basis over the following terms:

Acquired technology	Between 3 and 10 years
Intellectual property	Between 1 and 17 years
Other acquired intangibles	Between 2 and 10 years
Intangible assets comprised the following:

	As at February 28, 2017
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$676	$446	$230
Intellectual property	418	184	234
Other acquired intangibles	197	59	138
	$1,291	$689	$602

	As at February 29, 2016
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$677	$367	$310
Intellectual property	1,437	704	733
Other acquired intangibles	197	27	170
	$2,311	$1,098	$1,213

Other acquired intangibles include items such as customer relationships and brand.